Huber Capital Small Cap Value Fund (Prospectus Summary) | Huber Capital Small Cap Value Fund
Huber Capital Small Cap Value Fund
Investment Objective
The Huber Capital Small Cap Value Fund (the "Small Cap Value Fund") seeks to achieve capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Huber Capital Small Cap Value Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huber Capital Small Cap Value Fund		Investor Class	Institutional Class
Management Fees		1.35%	1.35%
Distribution and Service (Rule 12b-1) Fees		0.25%	none	[1]
Shareholder Servicing Plan Fee		0.25%	none	[1]
Other Expenses (includes Shareholder Servicing Plan Fee)	[2]	1.45%	1.20%
Total Annual Fund Operating Expenses		3.05%	2.55%
Less: Fee Waiver and Expense Reimbursement	[3]	(1.19%)	(1.19%)
Net Annual Fund Operating Expenses		1.86%	1.36%
[1]	The Small Cap Value Fund's "Distribution and Service ("Rule 12b-1") Fees" and "Shareholder Servicing Plan Fee" may each accrue up to 0.25% of the average daily net assets of the Institutional Class shares; however, the accrual of each fee is currently set at 0.00% until at least February 28, 2013, and any accrual increase must first be approved by the Trust's Board.
[2]	Other Expenses for the Small Cap Value Fund's Investor Class and Institutional Class shares include 0.01% attributed to AFFE. Additionally, Other Expenses have been restated to reflect current fees.
[3]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Small Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.85% of average daily net assets of the Investor Class and 1.35% of the average daily net assets of the Institutional Class (the "Expense Caps"). The Expense Caps will remain in effect through at least February 28, 2013, and may be terminated only by the Trust's Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example.
This Example is intended to help you compare the cost of investing in the Small
Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huber Capital Small Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	189	830	1,497	3,281
Institutional Class	138	680	1,249	2,796

Portfolio Turnover.
The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.83% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Value Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small capitalization
U.S. companies ("small cap companies") whose stocks are considered by the
Adviser to be undervalued. The Adviser currently considers small cap companies to be those with market capitalizations of $3.0 billion or less and/or those with market capitalizations in the range of those found in the Russell 2000®
Value Index. As of January 31, 2012, the market capitalization range of the
Russell 2000® Value Index was from approximately $36 million to $3.2 billion.

The Small Cap Value Fund may also make significant investments in securities of
non-U.S. issuers ("foreign securities"), including issuers in emerging markets. The Fund will invest primarily in domestic U.S. securities but reserves the right to invest up to 20% of its net assets in ADRs, dollar-denominated foreign securities, or directly in foreign securities.

The Adviser employs a value investing style, investing in stocks which, in the
Adviser's opinion, trade at a significant discount to the present value of future cash flows. The Adviser attempts to identify out-of-favor stocks that represent solid fundamental value. The Adviser identifies these investment opportunities by employing a disciplined, bottom-up investment process that emphasizes internally generated fundamental research. The process includes an initial review, in-depth analysis, and employment of the Adviser's proprietary valuation methodology.

The Adviser's decision to sell portfolio securities is based on valuation, risk and portfolio guidelines. As individual stocks approach their intrinsic value or established target price and decline in their relative attractiveness, they become candidates for sale. Other sell decisions may occur because of deterioration in the fundamentals that supported the initial investment. Proceeds from sales are reinvested in companies that are more attractively valued based on the purchase disciplines.
Principal Risks
Losing all or a portion of your investment is a risk of investing in the Small
Cap Value Fund. The following additional risks could affect the value of your investment:

o  Market Risk. The value of the Small Cap Value Fund's shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

o  Equity Risk. The risks that could affect the value of the Small Cap Value
   Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

o  Foreign Securities and Emerging Markets Risk. The Small Cap Value Fund may
   invest in foreign securities and in emerging markets. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the
   Fund's investments. In addition, the Fund may invest in emerging markets which are more volatile than the markets of developed countries.

o  Initial Public Offering ("IPO") Risk. The Small Cap Value Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the
   Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

o  Management Risk. The Small Cap Value Fund is subject to management risk because it is an actively managed investment portfolio and because the Fund relies on the Adviser's ability to pursue the Fund's goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

o  Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Small Cap
   Value Fund may underperform other funds that use different investing styles.

o  Industry Emphasis Risk. Industry emphasis risk is the risk that the securities of companies in the same or related industry or group of industries, if comprising a significant portion of the Small Cap Value Fund's portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such industry or industries comprised a lesser portion of the Fund's portfolio.

o  Small Companies Risk. Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

Who May Want to Invest in the Fund?

The Small Cap Value Fund may be appropriate for investors who:

o Have a long-term investment horizon;

o Want to add an investment with potential for capital appreciation to diversify their investment portfolio; and

o Can accept the greater risks of investing in a portfolio with common stock holdings.
Performance
The following performance information indicates some of the risks of investing in the Small Cap Value Fund. The bar chart illustrates the variability of the
Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the
Fund invests. The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. The Fund's past performance benefited from IPOs of certain issuers. To the extent the Fund's historical performance resulted from gains derived from participation in IPOs and secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in
IPO and secondary offerings in the future. Updated performance information is available on the Fund's website at www.hubercap.com or by calling the Fund toll-free at 888-482-3726.
Small Cap Value Fund, Investor Class Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Small Cap Value Fund's highest quarterly return was 35.14% for the quarter ended June 30, 2009, and the lowest quarterly return was -36.30% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Huber Capital Small Cap Value Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	[1]	(2.61%)	1.73%	Jun. 29, 2007
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	[1]	(2.61%)	1.50%	Jun. 29, 2007
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.70%)	1.34%	Jun. 29, 2007
Institutional Class	Return Before Taxes	[1]	(2.52%)	1.75%	Jun. 29, 2007
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		(4.18%)	(1.21%)	Jun. 29, 2007
Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		(5.50%)	(2.88%)	Jun. 29, 2007
[1]	The former Institutional Class shares were re-designated as Investor Class shares on October 25, 2011. The Investor Class incepted on June 29, 2007, and the Institutional Class incepted on October 25, 2011. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for the Investor Class; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.